Stock options (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Non-employees	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Nov. 30, 2011 2011 Plan Stock options Former employee
Stock-based compensation
Percentage of increase or decrease in the volatility rate used to perform a sensitivity analysis				30.00%
Assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model
Risk free interest rate (as a percent)								1.20%
Dividend yield (as a percent)								0.00%
Volatility (as a percent)								79.00%
Expected term				3 years 4 months 24 days				6 years
Shares issued								452,294			165,339	19,772
Issue price (in dollars per share)								$ 0.04			$ 0.04	$ 0.002
Weighted average grant-date fair value of options granted (in dollars per share)				$ 1.28		$ 3.26	$ 3.07	$ 1.28
Stock-based compensation expense (in dollars)	$ 299,100	$ 558,480	$ 346,000			$ 72,325	$ 116,803	$ 26,000	$ 226,776	$ 441,675	$ 320,000
Total unrecognized compensation cost related to non-vested stock options and restricted stock (in dollars)				$ 2,594,000	$ 2,496,916